Investment Income (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Investment Income

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Dividends received	0.1	0.4	—
Interest received – environmental trust funds	0.8	0.7	0.7
Interest received – cash balances	7.4	7.6	6.6
Total investment income	8.3	8.7	7.3